Offerings - Offering: 1	Oct. 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 100,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 8.70